Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2026
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	As of 31 March 2025	As of 31 March 2026
	USD’000	USD’000
Trade payables – third parties	3,290	5,826
Other payables – third parties	506	664
Other tax payable	46	47
VAT payable	148	87
Accruals	1,403	1,043
Total trade and other payables	5,393	7,667